CAPITAL STRUCTURE FINANCIAL POLICIES - (Details) $ in Millions	12 Months Ended
	Dec. 31, 2021 CAD ($)	Dec. 31, 2020 CAD ($)	Dec. 31, 2019 CAD ($)
Components of Ratio
Short-term debt	$ 1,284	$ 3,566
Current portion of long - term debt	231	1,413
Current portion of long-term lease liabilities	310	272
Long-term debt	13,989	13,812
Long-term lease liabilities	2,540	2,636
Total debt	18,354	21,699
Less: Cash and cash equivalents	2,205	1,885	$ 1,960
Net debt	16,149	19,814
Shareholders' equity	36,614	35,757	$ 42,042
Total capitalization (total debt plus shareholders' equity)	54,968	57,456
Funds from operations	$ 10,257	$ 3,876
Net debt to adjusted funds from operations	1.6	5.1
Total debt to total debt plus shareholders' equity	33.4	37.8
Minimum
CAPITAL STRUCTURE FINANCIAL POLICIES
Target percentage of financial covenant	20.00%
Maximum
CAPITAL STRUCTURE FINANCIAL POLICIES
Percentage of Financial covenant	65.00%
Target percentage of financial covenant		35.00%
Components of Ratio
Net debt to adjusted funds from operations multiplier	3.0